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Emerging Markets Great Consumer Fund
EMERGING MARKETS GREAT CONSUMER FUND
Investment Objective
The investment objective of Emerging Markets Great Consumer Fund (“EM Great Consumer Fund” or the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional, in the “Description of the Share Classes” section on page 26 of the Fund’s Prospectus, in Appendix A to the Fund’s Prospectus “Financial Intermediary Sales Charge Variations” and in the “Purchase and Redemption of Shares” section beginning on page 31 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Emerging Markets Great Consumer Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial sales charge)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Emerging Markets Great Consumer Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		1.44%	2.19%	1.19%
Fee Waiver and Expense Reimbursement	[1]	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.40%	2.15%	1.15%
[1]	The Fund’s investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Investment Manager”), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.40% (for Class A Shares), 2.15% (for Class C Shares) and 1.15% (for Class I Shares) of average daily net assets through August 31, 2023. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. The agreement may be terminated prior to August 31, 2023 upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund’s fee waiver and expense reimbursement agreement is available in the “Management of the Funds” section beginning on page 23 of the Fund’s Prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver/expense reimbursement in the first year of each period.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Emerging Markets Great Consumer Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	709	1,001	1,313	2,197
Class C Shares	318	681	1,171	2,521
Class I Shares	117	374	650	1,440

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Emerging Markets Great Consumer Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	709	1,001	1,313	2,197
Class C Shares	218	681	1,171	2,521
Class I Shares	117	374	650	1,440

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally will indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager’s Great Consumer investment strategy focuses on investments that the Investment Manager believes will benefit from the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers an emerging market country to include any country that is: (i) generally recognized to be an emerging market country by the international financial community; (ii) classified by the United Nations as a developing country; or

(iii) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (i) the issuer’s primary trading market is in an emerging market; (ii) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; (iii) the investment is included in an index representative of emerging markets; and (iv) the investment is exposed to the economic risks and returns of emerging markets.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption driven by key trends such as population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and the pursuit of a higher quality of life. The Fund will invest in issuers across a range of industry sectors that may benefit from increasing consumption in emerging markets. Such industries may include, but are not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

The Investment Manager buys and sells securities based on its investment thesis for each issuer, judgment about the prices of the securities and valuations, portfolio cash management, market structural opportunities and concerns, and other macro-economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in securities of any market capitalization. Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, under normal market conditions, the Fund invests in at least three different countries. Under normal market conditions, the Fund intends to invest substantially all of its net assets in non-U.S. companies.

Principal Risks of Investment in the Fund

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Each risk summarized below is considered a “principal risk” related to an investment in the Fund, regardless of the order in which it appears.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various emerging market countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the related foreign securities.

Foreign Securities Risk – Investments in foreign securities are generally considered riskier than investments in U.S. securities, and may be subject to different and, in some cases, less stringent regulatory and disclosure standards and investor protections than U.S. investments. Also, political concerns, fluctuations in foreign currencies, less publicly available information, and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. In addition, there may be difficulties in obtaining or enforcing a court judgment abroad. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar. Moreover, foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

Emerging Markets Risk – The risks of foreign investments are typically greater in emerging market countries. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the Fund’s performance. For example, as of the most recently completed fiscal year, the Fund was substantially invested in China. See “Risks of Investing in China” below.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, natural and environmental disasters, systemic market dislocations, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of a Fund and its investments. Such events include the pandemic spread of the novel coronavirus known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit), the ongoing trade disputes between the United States and China and the current military conflict between Russia and Ukraine.

The onset of COVID-19 has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Risks of Investing in Asia – There are specific risks associated with investing in Asia, including the risk of severe political or military disruption. The development of Asian economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea, including the ongoing military threat from North Korean forces. Other significant ongoing political and military factors in Asia that may affect Asian economies and markets include the Chinese military threat to Taiwan and the South China Seas, as well as nuclear arms threats between India and Pakistan.

Asia comprises countries in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. The smaller size of certain developing economies in Asia may result in a high concentration of holdings and high trading volume in a small number of issuers in such economies. For example, India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. In addition, as another example, securities trading on South Korean securities markets are concentrated in a relatively small number of issuers, which results in potentially fewer opportunities. Also, South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which could be a material risk for investments in South Korea. Furthermore, brokers in such markets generally are fewer in number and less well- capitalized than brokers in the United States, increasing the risk of default and delay in settlement. The limited size of the markets for some Asian securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.

Risks of Investing in China – Investments in China and Hong Kong are subject to special risks. The Chinese government continues to heavily influence the course of the Chinese markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, a lack of publicly available information and/or political and social instability. China’s aging infrastructure, growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy. In addition, any attempt by China to exert control over Hong Kong’s economic, political or legal structures or its existing social policy, could negatively affect investor confidence in Hong Kong, thereby negatively affecting markets and business performance and adversely affecting the Fund’s investments.

Risks of Investing in China A Shares – The Fund has access to certain eligible China A Shares via the Shanghai-Hong Kong Stock Connect and the Shenzen-Hong Kong Stock Connect (“Stock Connect”). Stock Connect is a mutual market access program through which foreign investors such as the Fund can deal in selected securities listed on a China stock exchange through the Hong Kong Stock Exchange (“SEHK”) and the clearing house in Hong Kong. Stock Connect allows overseas investors such as the Fund to purchase and hold securities listed on the Shanghai Stock Exchange and Shenzen Stock Exchange; and allows investors from China to purchase and hold shares listed on the SEHK. While Stock Connect provides a new channel for investors from Hong Kong and overseas to access the China stock market directly, Stock Connect is novel in nature. As a result, investing in China A Shares through Stock Connect presents various risks, including, but not limited to, market, regulatory and operational risks.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns (before and after taxes) compare with those of the MSCI Emerging Markets Index. Class A and Class C Shares commenced operations on November 4, 2010. Performance of Class A and Class C Shares for periods prior to November 4, 2010 is based on the historical performance of Class I Shares and has been adjusted to reflect the expenses applicable to Class A and Class C Shares, as applicable. If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

*	The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2022 was -22.92%.

Best Quarter:	19.94%	6/30/2020
Worst Quarter:	-16.73%	3/31/2020

Average Annual Total Returns (for the periods ended December 31, 2021)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI Emerging Markets Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 21 of the Fund’s Prospectus.

Average Annual Returns - Emerging Markets Great Consumer Fund	1 Year	5 Years	10 Years
Class I Shares	(13.41%)	12.65%	7.73%
Class A Shares	(18.61%)	11.05%	6.85%
Class C Shares	(15.04%)	11.53%	6.67%
After Taxes on Distributions | Class I Shares	(15.13%)	11.95%	7.39%
After Taxes on Distributions and Sale of Fund Shares | Class I Shares	(7.08%)	10.10%	6.29%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(2.22%)	10.26%	5.87%